Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Securities held to maturity, fair values	$ 89,932	$ 100,961
Preferred stock, par value (in usd per share)	$ 1	$ 1
Preferred stock, shares authorized	5,000,000	5,000,000
Liquidation preference (per share)	$ 10,000	$ 10,000
Preferred stock, shares issued	13,750	8,000
Preferred stock, shares outstanding	13,750	8,000
Common stock, par value (in usd per share)	$ 1	$ 1
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	44,795,386	41,139,537
Common stock, shares outstanding	44,795,386	41,139,537